Intangible Assets (Schedule of Estimated Amortization of Intangibles for the Next Five Years) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
2015	$ 220.8
2016	212.0
2017	206.7
2018	205.5
2019	$ 206.0